Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Consumer Discretionary Portfolio
March 31, 2023
VCI-NPRT1-0523
1.814645.118
Common Stocks - 99.2%
	Shares	Value ($)
Auto Components - 2.3%
Auto Parts & Equipment - 2.3%
Adient PLC (a)	35,500	1,454,080
Aptiv PLC (a)	16,450	1,845,526
Magna International, Inc. Class A (b)	27,230	1,458,711
		4,758,317
Automobiles - 12.3%
Automobile Manufacturers - 12.3%
Ferrari NV	2,559	693,335
Tesla, Inc. (a)	120,124	24,920,925
		25,614,260
Broadline Retail - 23.3%
Broadline Retail - 23.3%
Amazon.com, Inc. (a)	452,107	46,698,133
eBay, Inc.	16,606	736,808
Ollie's Bargain Outlet Holdings, Inc. (a)	18,500	1,071,890
		48,506,831
Building Products - 0.4%
Building Products - 0.4%
The AZEK Co., Inc. (a)	32,018	753,704
Food & Staples Retailing - 7.0%
Food Distributors - 0.9%
Performance Food Group Co. (a)	29,541	1,782,504
Hypermarkets & Super Centers - 6.1%
Dollar General Corp.	14,937	3,143,641
Dollar Tree, Inc. (a)	36,949	5,304,029
Target Corp.	26,104	4,323,606
		12,771,276
TOTAL FOOD & STAPLES RETAILING		14,553,780
Hotels, Restaurants & Leisure - 17.4%
Casinos & Gaming - 3.0%
Caesars Entertainment, Inc. (a)	27,459	1,340,274
Churchill Downs, Inc.	12,529	3,220,579
Penn Entertainment, Inc. (a)	60,152	1,784,108
		6,344,961
Hotels, Resorts & Cruise Lines - 7.6%
Booking Holdings, Inc. (a)	2,041	5,413,569
Hilton Worldwide Holdings, Inc.	41,220	5,806,661
Marriott International, Inc. Class A	24,164	4,012,191
Royal Caribbean Cruises Ltd. (a)	8,300	541,990
		15,774,411
Leisure Facilities - 0.4%
Planet Fitness, Inc. (a)	11,796	916,195
Restaurants - 6.4%
ARAMARK Holdings Corp.	60,125	2,152,475
Brinker International, Inc. (a)	11,695	444,410
Chipotle Mexican Grill, Inc. (a)	1,806	3,085,172
Domino's Pizza, Inc.	8,086	2,667,329
Dutch Bros, Inc. (a)(b)	9,227	291,850
McDonald's Corp.	16,498	4,613,006
		13,254,242
TOTAL HOTELS, RESTAURANTS & LEISURE		36,289,809
Household Durables - 3.0%
Home Furnishings - 1.2%
Tempur Sealy International, Inc.	64,223	2,536,166
Homebuilding - 1.8%
KB Home	38,290	1,538,492
PulteGroup, Inc.	39,270	2,288,656
		3,827,148
TOTAL HOUSEHOLD DURABLES		6,363,314
Specialty Retail - 21.0%
Apparel Retail - 5.5%
Burlington Stores, Inc. (a)	10,639	2,150,142
TJX Companies, Inc.	104,378	8,179,060
Victoria's Secret & Co. (a)	32,696	1,116,568
		11,445,770
Automotive Retail - 0.5%
O'Reilly Automotive, Inc. (a)	1,205	1,023,021
Home Improvement Retail - 11.3%
Floor & Decor Holdings, Inc. Class A (a)(b)	42,411	4,165,608
Lowe's Companies, Inc.	47,858	9,570,164
The Home Depot, Inc.	33,536	9,897,144
		23,632,916
Homefurnishing Retail - 0.5%
Wayfair LLC Class A (a)	1,100	37,774
Williams-Sonoma, Inc.	9,060	1,102,240
		1,140,014
Specialty Stores - 3.2%
Bath & Body Works, Inc.	18,985	694,471
Dick's Sporting Goods, Inc.	31,488	4,467,832
Five Below, Inc. (a)	5,050	1,040,149
Sally Beauty Holdings, Inc. (a)	24,000	373,920
		6,576,372
TOTAL SPECIALTY RETAIL		43,818,093
Textiles, Apparel & Luxury Goods - 12.5%
Apparel, Accessories & Luxury Goods - 6.1%
Capri Holdings Ltd. (a)	69,637	3,272,939
lululemon athletica, Inc. (a)	10,756	3,917,228
LVMH Moet Hennessy Louis Vuitton SE	1,144	1,050,087
PVH Corp.	15,905	1,418,090
Tapestry, Inc.	70,219	3,027,141
		12,685,485
Footwear - 6.4%
Deckers Outdoor Corp. (a)	7,964	3,580,216
NIKE, Inc. Class B	68,906	8,450,632
On Holding AG (a)(b)	19,664	610,174
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,000	427,680
Wolverine World Wide, Inc.	11,523	196,467
		13,265,169
TOTAL TEXTILES, APPAREL & LUXURY GOODS		25,950,654
TOTAL COMMON STOCKS (Cost $131,457,186)		206,608,762

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 4.87% (c)(d) (Cost $4,783,689)	4,783,211	4,783,689

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $136,240,875)	211,392,451
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(3,080,066)
NET ASSETS - 100.0%	208,312,385

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	119,017	14,420,845	14,539,862	14,756	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	5,380,314	9,844,271	10,440,896	6,052	-	-	4,783,689	0.0%
Total	5,499,331	24,265,116	24,980,758	20,808	-	-	4,783,689

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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